AVAILABLE-FOR-SALE INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Debt Securities, Available-for-sale [Abstract]
Schedule of carrying amount, gross unrealized holding gains, gross unrealized holding losses, and fair value
	Aggregate cost basis	Total OTTI recognized in OCI	Gross unrealized holding gains	Gross unrealized holding (losses)	Aggregate fair value
	RMB	RMB	RMB	RMB	RMB

As of December 31, 2018:
Wealth management products	680,000,000	-	2,252,159	-	682,252,159

As of December 31, 2017:
Wealth management products	360,050,000	-	137,885	-	360,187,885